Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Receivables from employees	$ 0	$ 80
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Related Party Transaction [Line Items]
Amount payable to parent company	4,779	5,571
Amount contributed to affiliate	$ 69,822	$ 89,967
Sean E. Reilly and Kevin P. Reilly, Jr. [Member] | RTC Holdings, LLC [Member]
Related Party Transaction [Line Items]
Ownership interest in limited liability company	100.00%
Chief Executive Officer, Chairman of Board of Directors, President and Families [Member] | RTC Holdings, LLC [Member]
Related Party Transaction [Line Items]
Ownership interest in limited liability company	89.00%
EATEL CORP, LLC [Member] | RTC Holdings, LLC [Member]
Related Party Transaction [Line Items]
Aggregate amount paid on backup-recovery services	$ 302
Advertising services aggregate amount	$ 137
Reilly Family, LLC [Member] | RTC Holdings, LLC [Member]
Related Party Transaction [Line Items]
Ownership interest in limited liability company	11.00%